Debt - Schedule of Long-term Debt Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Capitalization, Long-term Debt [Line Items]
Finance lease obligations (average rate of 3.2% and 4.1% in 2019 and 2018, respectively)	$ 1,116
Finance lease obligations (average rate of 3.2% and 4.1% in 2019 and 2018, respectively)		$ 905
Unamortized discount, net of premium	(4,480)	(6,298)
Unamortized debt issuance costs	(492)	(541)
Total long-term debt, including current maturities	111,489	112,913
Less long-term debt maturing within one year	10,777	7,040
Total long-term debt	100,712	105,873
Short-term notes payable	0	150
Total debt	$ 111,489	$ 113,063
Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Finance lease obligations average rate	3.20%
Capital Lease Obligations
Schedule of Capitalization, Long-term Debt [Line Items]
Finance lease obligations average rate		4.10%
Verizon Communications | Fixed Rate Debt Maturing 2019-2024
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 19,885	$ 24,242
Verizon Communications | Fixed Rate Debt Maturing 2019-2024 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	1.38%
Verizon Communications | Fixed Rate Debt Maturing 2019-2024 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	5.51%
Verizon Communications | Fixed Rate Debt Maturing 2025-2029
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 30,038	23,711
Verizon Communications | Fixed Rate Debt Maturing 2025-2029 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	1.38%
Verizon Communications | Fixed Rate Debt Maturing 2025-2029 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.80%
Verizon Communications | Fixed Rate Debt Maturing 2030-2055
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 47,777	54,662
Verizon Communications | Fixed Rate Debt Maturing 2030-2055 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	2.65%
Verizon Communications | Fixed Rate Debt Maturing 2030-2055 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.95%
Verizon Communications | Floating Notes Payable and other maturing 2019-2024
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 2,210	2,868
Verizon Communications | Floating Notes Payable and other maturing 2025-2029
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 1,789	1,789
Alltel Corporation | Fixed Rate Debt Maturing 2025-2029
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.80%
Long-term debt, gross	$ 38	116
Alltel Corporation | Fixed Rate Debt Maturing 2030-2055
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	7.88%
Long-term debt, gross	$ 58	118
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2019-2024
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 141	147
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2019-2024 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	7.88%
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2019-2024 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.00%
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2025-2029
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 286	288
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2025-2029 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.00%
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2025-2029 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.38%
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2030-2055
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 339	361
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2030-2055 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	5.13%
Operating telephone company subsidiaries—debentures | Fixed Rate Debt Maturing 2030-2055 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.75%
GTE LLC | Fixed Rate Debt Maturing 2019-2024
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	8.75%
Long-term debt, gross	$ 141	178
GTE LLC | Fixed Rate Debt Maturing 2025-2029
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	6.94%
Long-term debt, gross	$ 250	266
Other subsidiaries | Fixed Rate Debt Maturing 2019-2024
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 8,116	7,962
Other subsidiaries | Fixed Rate Debt Maturing 2019-2024 | Minimum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	1.42%
Other subsidiaries | Fixed Rate Debt Maturing 2019-2024 | Maximum
Schedule of Capitalization, Long-term Debt [Line Items]
Stated interest rate on debt instrument	3.56%
Other subsidiaries | Floating Asset-backed Debt
Schedule of Capitalization, Long-term Debt [Line Items]
Long-term debt, gross	$ 4,277	$ 2,139